Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Benefit Obligation, Plan Assets, and Funded Status

The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement dates.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2014	2013	2014	2013

Accumulated benefit obligation	$284,365	$264,828	$16,168	$15,150

Change in projected benefit obligation:
Projected benefit obligation at January 1	$264,828	$274,497	$16,028	$16,220
Service cost	192	2,435	83	110
Interest cost	12,214	11,046	608	536
Benefits paid	(19,021)	(13,526)	(1,024)	(1,297)
Actuarial loss (gain)	26,152	(5,473)	1,468	295
Loss due to curtailment	—	(4,151)	—	—
Foreign exchange impact and other	—	—	(995)	163

Projected benefit obligation at December 31	$284,365	$264,828	$16,168	$16,027

Change in plan assets:
Assets at fair value at January 1	$314,211	$265,622	$14,867	$13,369
Actual return on assets	13,961	62,012	(2,258)	209
Company contributions	5,302	103	4,478	2,307
Benefits paid	(19,021)	(13,526)	(1,024)	(1,297)
Foreign exchange impact and other	—	—	(935)	279

Assets at fair value at December 31	$314,453	$314,211	$15,128	$14,867

Funded status (plan assets less projected benefit obligations)	$30,088	$49,383	$(1,040)	$(1,160)

The measurement dates for the other post retirement plan were December 31, 2014 and 2013. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement dates.

	Other Postretirement Benefit Plan
($ in thousands)	2014	2013

Accumulated benefit obligation	$5,194	$4,916

Change in projected benefit obligation:
Projected benefit obligation at January 1	$4,916	$5,666
Service cost	4	7
Interest cost	230	223
Actuarial loss (gain)	223	(798)
Benefits paid	(179)	(182)

Projected benefit obligation at December 31	$5,194	$4,916

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	179	182
Benefits paid	(179)	(182)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,194)	$(4,916)

Components of Prepaid (Accrued) Cost

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2014	2013	2014	2013

Prepaid pension asset	$31,581	$55,839	$518	$557
Other accrued liabilities	—	(4,814)	—	—
Post retirement obligations	(1,493)	(1,642)	(1,558)	(1,717)

	$30,088	$49,383	$(1,040)	$(1,160)

The components of the (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2014	2013

Other accrued liabilities	$(342)	$(341)
Other long-term obligations	(4,852)	(4,575)

	$(5,194)	$(4,916)

Accumulated Other Comprehensive Loss

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans, net of tax:

	Domestic Plans
				Foreign Plans
		Prior Service Cost
($ in thousands)	Unrecognized Loss		Total	Unrecognized Loss

Balance at January 1, 2013	$115,933	$679	$116,612	$4,492
Amortization of retirement benefits, net of tax	(4,509)	(277)	(4,786)	(298)
Settlements and curtailments	(428)	(402)	(830)	—
Net actuarial (loss) gain	(31,778)	—	(31,778)	451
Foreign exchange impact	—	—	—	(3)

Balance at January 1, 2014	$79,218	$—	$79,218	$4,642
Amortization of retirement benefits, net of tax	(3,523)	—	(3,523)	(183)
Settlements and curtailments	(106)	—	(106)	—
Net actuarial gain/(loss)	20,605	—	20,605	4,290
Foreign exchange impact	—	—	—	(259)

Balance at December 31, 2014	$96,194	$—	$96,194	$8,490

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan, net of tax:

($ in thousands)	Unrecognized (Gain) loss

Balance at January 1, 2013	$(261)
Net actuarial loss	(494)

Balance at January 1, 2014	$(755)
Amortization of retirement benefits, net of tax	98
Net actuarial gain	140

Balance at December 31, 2014	$(517)

Projected Benefit Obligation Accumulated Benefit Obligation and Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets is shown below:

	As of December 31,
($ in thousands)	2014	2013

Projected benefit obligation	$4,612	$10,098
Accumulated benefit obligation	3,860	4,807
Fair value of plan assets	1,562	1,923

Net Pension Income or Postretirement Expense

Net pension expense (income) includes the following components:

	Year Ended December 31,			Year Ended December 31,
	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2014	2013	2012	2014	2013	2012

Service cost	$192	$2,435	$2,735	$83	$110	$125
Interest cost	12,214	11,046	11,935	608	536	571
Expected return on plan assets(1)	(20,833)	(20,217)	(21,506)	(677)	(474)	(445)
Amortization of unrecognized:
Prior service cost	—	498	605	—	—	—
Loss	5,644	7,245	6,062	231	378	296
Additional cost due to early retirement	172	692	282	—	—	—
Curtailment loss	—	651	—	—	—	—

Net expense/(income)	$(2,611)	$2,350	$113	$245	$550	$547

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.07%	4.84%	4.06%	3.13%	3.85%	3.46%
Rate of compensation increase	0%	3.00%	3.00%	0.48%	0.56%	0.69%
Pension expense/(income) assumptions:
Discount rate	4.84%	4.06%	4.91%	3.85%	3.46%	3.86%
Expected return on plan assets(1)	7.50%	7.75%	8.00%	4.06%	3.10%	3.00%
Rate of compensation increase	0%	3.00%	3.00%	0.57%	0.69%	0.72%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net postretirement expense includes the following components:

	Other Postretirement Benefit Plan
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Service cost	$4	$7	$9
Interest cost	230	223	255
Amortization of unrecognized:
Gain	(158)	—	(40)

Net (income)/expense	$76	$230	$224

Weighted-average actuarial assumptions(1)
Benefit obligation assumptions:
Discount rate	4.07%	4.84%	4.06%
Rate of compensation increase	0%	0%	0%
Pension income/postretirement Expense assumptions:
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	0%	0%	0%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Asset Allocation and Target Allocation Plan

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2015	2014	2013

Equity securities(1)	60%	60%	67%
Debt securities	25%	25%	20%
Other	15%	15%	13%

Total	100%	100%	100%

(1)

Equity securities include CTS common stock in the amounts of approximately $26,000,000 (8% of total plan assets) at December 31, 2014 and approximately $29,000,000 (9% of total plan assets) at December 31, 2013.

Summary of Fair Values of Pension Plan

The following table summarizes the fair values of CTS' pension plan assets:

	As of December 31,
($ in thousands)	2014	2013

Equity securities — U.S. holdings(1)	$174,153	$175,293
Equity securities — non-U.S. holdings(1)	14,050	16,866
Equity funds — International LP(1)	15,636	15,711
Equity funds — U.S. LP(1)	13,077	12,454
Corporate Bonds(2)	47,417	50,199
Cash and cash equivalents(3)	5,889	9,994
Debt securities issued by U.S., state and local governments(5)	14,484	10,487
Partnerships(7)	11,239	9,010
Long/short equity-focused hedge funds(6)	5,367	11,147
International hedge funds(4)	11,679	10,958
Mortgage-backed securities(8)	3,796	5,176
Fixed annuities(9)	12,475	1,620
Other asset-backed securities	319	163

Total fair value of plan assets	$329,581	$329,078

Summary of Categories in Fair Value Hierarchy

The fair values at December 31, 2014 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$174,153	$—	$—	$174,153
Equity securities — non-U.S. holdings(1)	14,048	2	—	14,050
Equity funds — International LP(1)	—	15,636	—	15,636
Equity funds — U.S. LP(1)	—	13,077	—	13,077
Corporate Bonds(2)	—	47,417	—	47,417
Cash and cash equivalents(3)	5,889	—	—	5,889
Debt securities issued by U.S. and U.K., state and local governments(5)	—	14,484	—	14,484
Partnerships(7)	—	—	11,239	11,239
Long/short equity-focused hedge funds(6)	—	—	5,367	5,367
International hedge funds(4)	—	—	11,679	11,679
Mortgage-backed securities(8)	—	3,796	—	3,796
Fixed annuity contracts(9)	—	—	12,475	12,475
Other asset-backed securities	—	319	—	319

Total	$194,090	$94,731	$40,760	$329,581

The fair values at December 31, 2013 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$175,293	$—	$—	$175,293
Equity securities — non-U.S. holdings(1)	16,866	—	—	16,866
Equity funds — International LP(1)	—	15,711	—	15,711
Equity funds — U.S. LP(1)	—	12,454	—	12,454
Corporate Bonds(2)	—	50,199	—	50,199
Cash and cash equivalents(3)	9,994	—	—	9,994
Debt securities issued by U.S. and U.K., state and local governments(5)	—	10,487	—	10,487
Partnerships(7)	—	—	9,010	9,010
Long/short equity-focused hedge funds(6)	—	—	11,147	11,147
International hedge funds(4)	—	—	10,958	10,958
Mortgage-backed securities(8)	—	5,176	—	5,176
Fixed annuity contracts(9)	—	—	1,620	1,620
Other asset-backed securities	—	163	—	163

Total	$202,153	$94,190	$32,735	$329,078

(1)

Comprised of common stocks of companies in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan's investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.

(2)	Comprised of investment grade securities of companies in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)

This fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ "non-directional" strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.

(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invests in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. and international industries.
(8)

Comprised of investment grade securities in which approximately $941,224 and $1,148,218 are backed by the U.S. government for the years ended December 31, 2014 and December 31, 2013, and the remainder by commercial real estate.

(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2015	$15,652	$413	$342
2016	16,532	558	336
2017	16,763	421	329
2018	16,873	555	322
2019	17,124	651	315
Thereafter	86,449	4,217	1,459

Summary of 401K and Other Plan Expense

Expenses related to defined contribution plans include the following:

	Year Ended December 31,
($ in thousands)	2014	2013	2012

401(k) and other plan expense	$3,719	$4,651	$5,078

International Hedge Fund [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395
Capital contributions	—
Realized and unrealized gain	563

Fair value of Level 3 hedge fund assets at December 31, 2013	$10,958

Capital contributions	—
Realized and unrealized gain	721

Fair value of Level 3 hedge fund assets at December 31, 2014	$11,679

Long-biased hedge fund [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 long/short equity-focused hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937
Capital contributions	4,650
Capital distributions	(4,697)
Realized and unrealized gain	1,257

Fair value of Level 3 hedge fund assets at December 31, 2013	$11,147

Capital contributions	—
Capital distributions	(6,178)
Realized and unrealized gain	398

Fair value of Level 3 hedge fund assets at December 31, 2014	$5,367

Partnership [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2013	$6,330
Capital contributions	2,462
Net ordinary gain attributable to partnership assets	—
Realized and unrealized gain	822
Capital distributions	(604)

Fair value of Level 3 partnership assets at December 31, 2013	9,010
Capital contributions	2,570
Net ordinary gain attributable to partnership assets	—
Realized and unrealized gain	1,733
Capital distributions	(2,074)

Fair value of Level 3 partnership assets at December 31, 2014	$11,239

Annuitization Benefit [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2013	$1,681
Purchases	—
Benefits paid	(108)
Net gain	47

Fair value of Level 3 fixed annuity contracts at December 31, 2013	1,620
Purchases	11,530
Benefits paid	(117)
Net loss	(558)

Fair value of Level 3 fixed annuity contracts at December 31, 2014	$12,475